Intangible Assets (Details) - Schedule of discount rates	Dec. 31, 2021	Dec. 31, 2020
Geo royalties [Member]
Intangible Assets (Details) - Schedule of discount rates [Line Items]
Discount rates	7.50%	8.00%
Leo royalties [Member]
Intangible Assets (Details) - Schedule of discount rates [Line Items]
Discount rates	17.50%	17.50%